DBX ETF Trust

SCHEDULE OF INVESTMENTS

Xtrackers MSCI Europe Hedged Equity ETF

August 31, 2023 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 97.1%
Austria - 0.3%
Erste Group Bank AG	16,015	$572,553
OMV AG	6,889	319,496
Verbund AG	3,191	261,588
voestalpine AG	5,436	159,034

(Cost $1,492,566)		1,312,671

Belgium - 1.2%
Ageas SA/NV	7,586	301,725
Anheuser-Busch InBev SA/NV	38,918	2,215,540
D’ieteren Group	1,011	165,319
Elia Group SA/NV	1,375	158,790
Groupe Bruxelles Lambert NV	4,476	360,910
KBC Group NV	11,243	738,308
Lotus Bakeries NV	18	141,898
Sofina SA	726	163,431
Solvay SA	3,449	399,798
UCB SA	5,926	532,061
Umicore SA	9,799	260,007
Warehouses De Pauw CVA REIT	7,671	219,597

(Cost $7,770,961)		5,657,384

Chile - 0.1%
Antofagasta PLC
(Cost $342,981)	18,450	338,434

Denmark - 4.8%
A.P. Moller - Maersk A/S, Class A	138	247,364
A.P. Moller - Maersk A/S, Class B	231	420,284
Carlsberg A/S, Class B	4,320	626,023
Chr Hansen Holding A/S	4,887	319,538
Coloplast A/S, Class B	5,203	594,404
Danske Bank A/S	30,190	679,298
Demant A/S*	4,330	177,469
DSV A/S	8,354	1,589,218
Genmab A/S*	2,945	1,131,193
Novo Nordisk A/S, Class B	73,626	13,647,339
Novozymes A/S, Class B	9,662	419,622
Orsted AS, 144A	8,820	567,844
Pandora A/S	4,036	419,155
ROCKWOOL A/S, Class B	429	109,761
Tryg A/S	14,651	279,778
Vestas Wind Systems A/S*	45,256	1,046,806

(Cost $16,297,013)		22,275,096

Finland - 1.7%
Elisa OYJ	6,572	322,610
Fortum OYJ	21,047	282,997
Kesko OYJ, Class B	12,795	250,014
Kone OYJ, Class B	15,080	686,784
Metso Corp.	30,601	352,561
Neste OYJ	18,654	683,284
Nokia OYJ	239,692	958,289
Nordea Bank Abp	146,142	1,604,178
Orion OYJ, Class B	5,011	205,339
Sampo OYJ, Class A	20,510	901,389
Stora Enso OYJ, Class R	27,179	346,438
UPM-Kymmene OYJ	23,444	803,828
Wartsila OYJ Abp	22,225	282,569

(Cost $9,577,574)		7,680,280

France - 17.8%
Accor SA	8,687	311,700
Aeroports de Paris	1,386	182,754
Air Liquide SA	23,559	4,262,641
Airbus SE	26,621	3,907,946
Alstom SA	13,694	378,800
Amundi SA, 144A	2,859	170,664
Arkema SA	2,639	276,545
AXA SA	82,441	2,482,944
BioMerieux	1,904	197,376
BNP Paribas SA	47,029	3,044,966
Bollore SE	40,816	241,875
Bouygues SA	8,310	287,449
Bureau Veritas SA	13,774	369,513
Capgemini SE	7,384	1,379,980
Carrefour SA	27,865	533,907
Cie de Saint-Gobain SA	20,888	1,362,619
Cie Generale des Etablissements Michelin SCA	30,226	947,542
Covivio SA REIT	2,210	107,982
Credit Agricole SA	56,172	709,969
Danone SA	28,870	1,685,159
Dassault Aviation SA	875	172,303
Dassault Systemes SE	30,595	1,214,563
Edenred	11,001	701,899
Eiffage SA	3,393	335,985
Engie SA	81,940	1,323,002
EssilorLuxottica SA	13,315	2,510,790
Eurazeo SE	2,009	118,617
Gecina SA REIT	2,185	234,206
Getlink SE	17,306	290,025
Hermes International SCA	1,421	2,928,871
Ipsen SA	1,768	229,672
Kering SA	3,326	1,782,357
Klepierre SA REIT	10,035	265,508
La Francaise des Jeux SAEM, 144A	5,008	181,376
Legrand SA	11,998	1,185,214
L’Oreal SA	10,856	4,776,960
LVMH Moet Hennessy Louis Vuitton SE	12,443	10,553,891
Orange SA	83,094	933,287
Pernod Ricard SA	9,319	1,831,037
Publicis Groupe SA	10,138	792,166
Remy Cointreau SA*	1,082	167,719
Renault SA	9,026	365,411

Safran SA	15,352	2,468,743
Sanofi	51,410	5,498,831
Sartorius Stedim Biotech	1,298	368,902
Schneider Electric SE	24,444	4,203,300
SEB SA	1,188	130,753
Societe Generale SA	32,204	915,439
Sodexo SA	4,114	441,730
Teleperformance SE	2,755	381,937
Thales SA	4,621	675,454
TotalEnergies SE	101,171	6,370,559
Unibail-Rodamco-Westfield REIT*	5,519	295,576
Valeo SE	9,787	191,026
Veolia Environnement SA	30,234	946,154
Vinci SA	23,905	2,668,867
Vivendi SE	28,077	256,045
Wendel SE	1,215	111,262
Worldline SA, 144A*	11,448	373,402

(Cost $78,357,665)		82,035,170

Germany - 11.9%
adidas AG	7,271	1,454,025
Allianz SE	18,120	4,408,126
BASF SE	40,215	2,040,379
Bayer AG	44,164	2,420,323
Bayerische Motoren Werke AG	13,378	1,409,591
Bechtle AG	3,828	186,541
Beiersdorf AG	4,713	617,354
Brenntag SE	6,630	537,324
Carl Zeiss Meditec AG	1,886	187,575
Commerzbank AG	49,766	547,732
Continental AG	5,174	384,988
Covestro AG, 144A*	9,000	478,882
Daimler Truck Holding AG	21,837	769,329
Delivery Hero SE, 144A*	8,134	297,458
Deutsche Bank AG(a)	86,269	940,323
Deutsche Boerse AG	8,559	1,520,685
Deutsche Lufthansa AG*	28,028	250,644
Deutsche Telekom AG	145,909	3,123,510
DHL Group	44,494	2,078,726
E.ON SE	100,321	1,237,952
Evonik Industries AG	9,729	186,781
Fresenius Medical Care AG & Co. KGaA	9,673	467,282
Fresenius SE & Co. KGaA	19,542	627,447
GEA Group AG	7,135	281,621
Hannover Rueck SE	2,810	597,979
Heidelberg Materials AG	6,722	541,427
HelloFresh SE*	7,671	248,044
Henkel AG & Co. KGaA	4,843	334,941
Infineon Technologies AG	58,824	2,105,889
Knorr-Bremse AG	3,423	234,210
LEG Immobilien SE*	3,471	250,668
Mercedes-Benz Group AG	35,925	2,631,041
Merck KGaA	5,792	1,042,573
MTU Aero Engines AG	2,332	545,695
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	6,190	2,404,285
Nemetschek SE	2,698	186,476
Puma SE	4,997	335,947
Rational AG	234	178,505
Rheinmetall AG	2,037	555,077
RWE AG	28,286	1,167,374
SAP SE	46,992	6,564,126
Scout24 SE, 144A	3,575	246,626
Siemens AG	34,170	5,145,818
Siemens Energy AG*	24,100	343,908
Siemens Healthineers AG, 144A	12,498	626,790
Symrise AG	5,996	625,210
Talanx AG	2,935	197,478
Telefonica Deutschland Holding AG	42,061	79,998
Volkswagen AG	1,366	195,373
Vonovia SE	33,241	796,953
Wacker Chemie AG	846	124,853
Zalando SE, 144A*	10,487	326,706

(Cost $64,468,725)		55,088,568

Hong Kong - 0.3%
Prudential PLC
(Cost $2,390,125)	123,579	1,512,586

Ireland - 1.7%
AerCap Holdings NV*	6,601	406,093
AIB Group PLC	62,571	285,101
Bank of Ireland Group PLC	45,562	454,429
CRH PLC	32,604	1,878,013
DCC PLC	4,484	245,788
Experian PLC	41,360	1,447,147
Flutter Entertainment PLC*	7,918	1,441,571
Kerry Group PLC, Class A	6,974	651,413
Kingspan Group PLC	7,070	598,589
Smurfit Kappa Group PLC	12,089	508,356

(Cost $7,383,047)		7,916,500

Italy - 3.3%
Amplifon SpA	5,815	189,417
Assicurazioni Generali SpA	44,838	930,103
Davide Campari-Milano NV	24,345	318,630
DiaSorin SpA	1,108	117,215
Enel SpA	365,069	2,458,308
Eni SpA	107,405	1,663,581
Ferrari NV	5,662	1,798,901
FinecoBank Banca Fineco SpA	28,437	390,380
Infrastrutture Wireless Italiane SpA, 144A	15,583	192,884
Intesa Sanpaolo SpA	693,659	1,859,363
Mediobanca Banca di Credito Finanziario SpA	25,323	331,430
Moncler SpA	9,002	611,449

Nexi SpA, 144A*	27,689	199,123
Poste Italiane SpA, 144A	23,849	265,201
Prysmian SpA	12,061	494,231
Recordati Industria Chimica e Farmaceutica SpA	4,881	245,476
Snam SpA	94,111	486,163
Telecom Italia SpA*	448,462	139,322
Terna - Rete Elettrica Nazionale	64,708	534,666
UniCredit SpA	83,389	2,040,393

(Cost $15,173,303)		15,266,236

Jordan - 0.0%
Hikma Pharmaceuticals PLC
(Cost $221,065)	6,935	192,309

Luxembourg - 0.3%
ArcelorMittal SA	22,537	599,465
Eurofins Scientific SE	6,374	392,858
Tenaris SA	22,383	358,240

(Cost $1,427,133)		1,350,563

Netherlands - 7.1%
ABN AMRO Bank NV, 144A	18,805	277,219
Adyen NV, 144A*	998	835,985
Aegon NV	79,291	407,542
Akzo Nobel NV	7,933	645,506
Argenx SE*	2,563	1,291,768
ASM International NV	2,089	1,008,471
ASML Holding NV	18,173	11,979,218
ASR Nederland NV	6,724	294,345
BE Semiconductor Industries NV	3,423	393,815
Euronext NV, 144A	4,012	289,955
EXOR NV	5,153	456,735
Heineken Holding NV	5,574	446,664
Heineken NV	12,774	1,244,141
IMCD NV	2,667	368,002
ING Groep NV	163,061	2,316,280
JDE Peet’s NV	5,890	164,014
Koninklijke Ahold Delhaize NV	44,104	1,443,095
Koninklijke KPN NV	151,223	529,159
Koninklijke Philips NV*	41,485	935,673
NN Group NV	11,729	452,264
OCI NV*	4,606	116,672
Prosus NV*	31,426	2,173,418
QIAGEN NV*	10,762	492,348
Randstad NV	5,162	303,268
Stellantis NV	98,805	1,840,224
Universal Music Group NV	36,228	899,207
Wolters Kluwer NV	11,611	1,400,052

(Cost $32,150,273)		33,005,040

Norway - 1.0%
Adevinta ASA*	14,549	103,729
Aker BP ASA	14,789	401,451
DNB Bank ASA	40,842	809,026
Equinor ASA	39,942	1,233,007
Gjensidige Forsikring ASA	8,710	135,586
Kongsberg Gruppen ASA	4,161	172,519
Mowi ASA	20,609	374,121
Norsk Hydro ASA	57,162	317,755
Orkla ASA	35,198	269,091
Salmar ASA	3,413	166,931
Telenor ASA	32,772	351,094
Yara International ASA	8,046	294,317

(Cost $5,184,821)		4,628,627

Portugal - 0.3%
EDP - Energias de Portugal SA	136,910	624,416
Galp Energia SGPS SA	23,031	317,291
Jeronimo Martins SGPS SA	13,237	337,308

(Cost $1,278,140)		1,279,015

Spain - 4.0%
Acciona SA	1,150	164,417
ACS Actividades de Construccion y Servicios SA	10,233	359,405
Aena SME SA, 144A	3,509	551,723
Amadeus IT Group SA	20,250	1,389,948
Banco Bilbao Vizcaya Argentaria SA	266,720	2,101,458
Banco Santander SA	730,615	2,853,659
CaixaBank SA	181,776	736,005
Cellnex Telecom SA, 144A*	25,218	965,284
Corp ACCIONA Energias Renovables SA	3,084	91,763
EDP Renovaveis SA	12,692	232,656
Enagas SA	11,596	197,980
Endesa SA	13,500	280,771
Ferrovial SE	22,649	718,364
Grifols SA*	14,010	192,100
Iberdrola SA	274,266	3,259,509
Industria de Diseno Textil SA	49,114	1,883,160
Naturgy Energy Group SA	6,295	182,527
Redeia Corp. SA	18,869	307,011
Repsol SA	58,988	909,563
Telefonica SA	231,761	961,010

(Cost $22,252,914)		18,338,313

Sweden - 4.2%
Alfa Laval AB	13,602	478,558
Assa Abloy AB, Class B	44,766	1,009,520
Atlas Copco AB, Class A	121,394	1,607,166
Atlas Copco AB, Class B	69,492	801,965
Beijer Ref AB	15,766	181,154
Boliden AB	12,777	340,242
Epiroc AB, Class A	30,728	591,069
Epiroc AB, Class B	18,237	299,161
EQT AB	16,933	341,490
Essity AB, Class B	26,818	626,329
Evolution AB, 144A	8,202	888,634
Fastighets AB Balder, Class B*	28,885	138,509

Getinge AB, Class B	10,491	182,396
H & M Hennes & Mauritz AB, Class B	28,010	428,471
Hexagon AB, Class B	92,690	828,821
Holmen AB, Class B	4,397	166,868
Husqvarna AB, Class B	13,080	112,898
Industrivarden AB, Class A	5,573	145,427
Industrivarden AB, Class C	7,766	202,298
Indutrade AB	12,820	246,716
Investment AB Latour, Class B	6,904	125,771
Investor AB, Class B	78,849	1,520,302
L E Lundbergforetagen AB, Class B	3,619	147,358
Lifco AB, Class B	10,940	200,644
Nibe Industrier AB, Class B	67,770	508,685
Saab AB, Class B	3,740	197,649
Sagax AB, Class B	8,957	186,609
Sandvik AB	47,548	900,713
Securitas AB, Class B	22,987	187,406
Skandinaviska Enskilda Banken AB, Class A	71,249	827,448
Skanska AB, Class B	15,916	233,467
SKF AB, Class B	16,002	259,794
Svenska Cellulosa AB SCA, Class B	28,395	378,652
Svenska Handelsbanken AB, Class A	67,966	567,144
Swedbank AB, Class A	37,589	666,567
Swedish Orphan Biovitrum AB*(b)	8,012	154,847
Tele2 AB, Class B	24,905	175,928
Telefonaktiebolaget LM Ericsson, Class B	128,228	659,733
Telia Co. AB	112,997	228,192
Volvo AB, Class A	9,185	188,255
Volvo AB, Class B	67,557	1,364,900
Volvo Car AB, Class B*	26,639	101,510

(Cost $23,824,605)		19,399,266

Switzerland - 16.3%
ABB Ltd.	71,644	2,732,424
Adecco Group AG	7,506	323,998
Alcon, Inc.	22,520	1,884,506
Bachem Holding AG	1,587	148,487
Baloise Holding AG	1,995	312,118
Banque Cantonale Vaudoise	1,407	152,590
Barry Callebaut AG	163	284,537
BKW AG	983	169,147
Chocoladefabriken Lindt & Spruengli AG	5	589,800
Chocoladefabriken Lindt & Spruengli AG Participation Certificates	45	538,462
Cie Financiere Richemont SA, Class A	23,467	3,336,679
Clariant AG*	10,074	168,100
Coca-Cola HBC AG*	10,318	297,754
DSM-Firmenich AG	8,226	759,527
Dufry AG*	4,643	206,881
EMS-Chemie Holding AG	326	245,234
Geberit AG	1,497	777,183
Givaudan SA	412	1,374,966
Glencore PLC	475,615	2,539,276
Helvetia Holding AG	1,738	264,827
Holcim AG*	23,194	1,537,602
Julius Baer Group Ltd.	9,303	647,266
Kuehne + Nagel International AG	2,523	759,456
Logitech International SA	7,722	535,518
Lonza Group AG	3,345	1,851,328
Nestle SA	120,411	14,503,572
Novartis AG	92,633	9,365,544
Partners Group Holding AG	1,007	1,088,907
Roche Holding AG	31,649	9,326,127
Roche Holding AG	1,438	449,624
Schindler Holding AG	1,097	230,862
Schindler Holding AG Participation Certificates	1,904	424,943
SGS SA	6,540	595,104
SIG Group AG*	14,336	377,814
Sika AG	6,586	1,866,909
Sonova Holding AG	2,427	642,090
STMicroelectronics NV	30,730	1,455,009
Straumann Holding AG	4,935	748,616
Swatch Group AG - Bearer	1,384	389,654
Swatch Group AG - Registered	2,317	123,673
Swiss Life Holding AG	1,364	856,370
Swiss Prime Site AG	3,567	342,829
Swiss Re AG	13,572	1,319,788
Swisscom AG	1,135	691,266
Temenos AG	2,988	237,660
UBS Group AG	147,944	3,935,794
VAT Group AG, 144A	1,186	475,823
Zurich Insurance Group AG	6,760	3,175,865

(Cost $70,075,286)		75,061,509

United Kingdom - 20.8%
3i Group PLC	43,728	1,104,293
abrdn PLC	82,966	173,522
Admiral Group PLC	9,963	314,266
Anglo American PLC	56,990	1,516,456
Ashtead Group PLC	19,708	1,379,128
Associated British Foods PLC	15,163	382,729
AstraZeneca PLC	69,821	9,430,465
Auto Trader Group PLC, 144A	43,086	330,982
Aviva PLC	120,901	574,647
BAE Systems PLC	138,009	1,761,412
Barclays PLC	700,138	1,306,988
Barratt Developments PLC	45,066	258,787
Berkeley Group Holdings PLC	4,497	231,347
BP PLC	785,446	4,850,643
British American Tobacco PLC	95,644	3,177,471
BT Group PLC	299,381	438,420
Bunzl PLC	14,665	525,747

Burberry Group PLC	17,688	489,373
Centrica PLC	240,239	461,828
CNH Industrial NV	44,684	619,231
Coca-Cola Europacific Partners PLC	9,605	615,777
Compass Group PLC	78,514	1,982,270
Croda International PLC	6,305	441,052
Diageo PLC	101,196	4,158,011
Endeavour Mining PLC	8,729	178,364
Entain PLC	30,325	444,662
GSK PLC	184,301	3,242,469
Haleon PLC	244,696	999,689
Halma PLC	17,938	487,200
Hargreaves Lansdown PLC	16,751	161,528
HSBC Holdings PLC	893,962	6,603,444
Imperial Brands PLC	39,110	886,600
Informa PLC	65,591	607,227
InterContinental Hotels Group PLC	7,495	565,313
Intertek Group PLC	7,512	393,971
J Sainsbury PLC	78,878	269,891
JD Sports Fashion PLC	122,285	225,008
Johnson Matthey PLC	8,593	177,436
Kingfisher PLC	90,820	269,219
Land Securities Group PLC REIT	33,264	253,929
Legal & General Group PLC	264,085	731,646
Lloyds Banking Group PLC	2,866,256	1,537,900
London Stock Exchange Group PLC	18,102	1,875,349
M&G PLC	107,798	260,827
Melrose Industries PLC	57,692	374,630
Mondi PLC	22,763	378,908
National Grid PLC	165,104	2,071,042
NatWest Group PLC	268,945	784,972
Next PLC	5,249	464,663
Ocado Group PLC*	28,326	312,760
Pearson PLC	30,257	321,585
Persimmon PLC	15,120	204,182
Phoenix Group Holdings PLC	36,186	238,829
Reckitt Benckiser Group PLC	32,267	2,330,742
RELX PLC	85,893	2,805,105
Rentokil Initial PLC	112,685	859,066
Rio Tinto PLC	50,545	3,119,884
Rolls-Royce Holdings PLC*	385,728	1,086,248
Sage Group PLC	47,940	589,693
Schroders PLC	38,479	200,733
Segro PLC REIT	52,079	486,490
Severn Trent PLC	12,063	366,754
Shell PLC	302,000	9,225,769
Smith & Nephew PLC	37,935	514,200
Smiths Group PLC	16,763	348,260
Spirax-Sarco Engineering PLC	3,499	449,238
SSE PLC	48,719	1,003,831
St James’s Place PLC	25,285	283,411
Standard Chartered PLC	107,520	969,245
Taylor Wimpey PLC	168,919	244,587
Tesco PLC	328,723	1,106,445
Unilever PLC	113,128	5,792,617
United Utilities Group PLC	31,880	382,452
Vodafone Group PLC	1,025,968	951,508
Whitbread PLC	8,511	370,892
Wise PLC, Class A*	28,858	234,040
WPP PLC	46,382	449,959

(Cost $110,451,631)		96,019,257

TOTAL COMMON STOCKS (Cost $470,119,828)		448,356,824

PREFERRED STOCKS - 0.7%
Germany - 0.7%
Bayerische Motoren Werke AG	2,774	266,959
Dr Ing hc F Porsche AG, 144A	5,065	559,384
Henkel AG & Co. KGaA	7,362	564,557
Porsche Automobil Holding SE	7,231	388,675
Sartorius AG	1,222	500,084
Volkswagen AG	9,197	1,127,322

(Cost $4,553,240)		3,406,981

RIGHTS - 0.0%
Sweden - 0.0%
Swedish Orphan Biovitrum AB*(b), expires 9/18/23 (Cost $0)	8,012	7,237

WARRANTS - 0.0%
Switzerland - 0.0%
Cie Financiere Richemont SA*, expires 11/22/23 (Cost $0)	48,882	46,760

SECURITIES LENDING COLLATERAL - 0.1%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 5.27%(c)(d) (Cost $160,800)	160,800	160,800

CASH EQUIVALENTS - 0.5%
DWS ESG Liquidity Fund “Capital Shares”, 5.43%(c)	670,777	670,643
DWS Government Money Market Series “Institutional Shares”, 5.28%(c)	1,627,205	1,627,205

TOTAL CASH EQUIVALENTS (Cost $2,297,982)		2,297,848

TOTAL INVESTMENTS - 98.4% (Cost $477,131,850)		$454,276,450
Other assets and liabilities, net - 1.6%		7,542,938

NET ASSETS - 100.0%		$461,819,388

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

A summary of the Fund’s transactions with affiliated investments during the period ended August 31, 2023 is as follows:

Value ($) at 5/31/2023	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 8/31/2023	Value ($) at 8/31/2023

COMMON STOCKS — 0.2%
Germany — 0.2%
Deutsche Bank AG(a)
897,775	21,570	(43,739)	(88,202)	152,919	—	—	86,269	940,323
SECURITIES LENDING COLLATERAL — 0.1%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 5.27%(c)(d)
15,074,264	–	(14,913,464)(e)	—	—	11,630	—	160,800	160,800
CASH EQUIVALENTS — 0.5%
DWS ESG Liquidity Fund “Capital Shares”, 5.43%(c)
664,743	8,735	(2,900)	—	65	8,910	—	670,777	670,643
DWS Government Money Market Series “Institutional Shares”, 5.28%(c)
1,116,927	27,557,933	(27,047,655)	—	—	52,660	—	1,627,205	1,627,205

17,753,709	27,588,238	(42,007,758)	(88,202)	152,984	73,200	—	2,545,051	3,398,971

*	Non-income producing security.
(a)	Affiliated issuer. This security is owned in proportion with its representation in the index.
(b)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at August 31, 2023 amounted to $161,821, which is 0.0% of net assets.

(c)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(d)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(e)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended August 31, 2023.

CVA:	Credit Valuation Adjustment
REIT:	Real Estate Investment Trust
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Securities are listed in country of domicile.

At August 31, 2023 the Xtrackers MSCI Europe Hedged Equity ETF had the following sector diversification:

Sector Diversification	Market Value	As a % of Total Investments excluding Securities Lending Collateral and Cash Equivalents
Financials	$78,608,706	17.4%
Health Care	72,962,549	16.1
Industrials	68,009,616	15.0
Consumer Staples	56,281,747	12.5
Consumer Discretionary	50,529,419	11.2
Materials	31,510,789	7.0
Information Technology	30,771,001	6.8
Energy	26,332,886	5.8
Utilities	19,220,943	4.3
Communication Services	14,011,291	3.1
Real Estate	3,578,855	0.8

Total	$451,817,802	100.0%

At August 31, 2023, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount	Contract Value	Expiration Date	Unrealized Appreciation (Depreciation)†
AMSTERDAM Index Futures	EUR	6	$983,032	$968,993	9/15/2023	$(14,039)
CAC40 10 EURO Futures	EUR	16	1,270,847	1,271,466	9/15/2023	619
DAX Index Futures	EUR	2	874,372	867,426	9/15/2023	(6,946)
EURO STOXX 50 Futures	EUR	19	892,947	888,593	9/15/2023	(4,354)
FTSE 100 Index Futures	GBP	24	2,289,799	2,268,840	9/15/2023	(20,959)
FTSE/MIB Index Futures	EUR	2	311,065	313,182	9/15/2023	2,117
IBEX 35 Index Futures	EUR	4	409,835	413,602	9/15/2023	3,767
OMXS30 Index Futures	SEK	34	680,079	679,783	9/15/2023	(296)
SWISS MID CAP Futures	CHF	48	1,453,299	1,437,799	9/15/2023	(15,500)

Total net unrealized depreciation						$(55,591)

†	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to equity contracts risk exposure as of August 31, 2023.

As of August 31, 2023, the Fund had the following forward foreign currency contracts outstanding:

		Currency		Currency		Unrealized	Unrealized
Counterparty	Settlement Date	To Deliver		To Receive		Appreciation[b]	Depreciation[b]
Goldman Sachs & Co.	9/5/2023	CHF	74,000	USD	85,666	$1,848	$—
JP Morgan & Chase Co.	9/5/2023	CHF	6,739,122	USD	7,801,716	168,525	—
JP Morgan & Chase Co.	9/5/2023	CHF	28,980,300	USD	33,549,780	724,708	—
JP Morgan & Chase Co.	9/5/2023	CHF	26,469,517	USD	30,643,108	661,921	—

		Currency		Currency		Unrealized	Unrealized
Counterparty	Settlement Date	To Deliver		To Receive		Appreciation[b]	Depreciation[b]
JP Morgan & Chase Co.	9/5/2023	CHF	1,488,400	USD	1,701,243	$15,379	$—
Goldman Sachs & Co.	9/5/2023	DKK	60,816,200	USD	9,015,417	164,400	—
JP Morgan & Chase Co.	9/5/2023	DKK	3,316,400	USD	487,782	5,123	—
JP Morgan & Chase Co.	9/5/2023	DKK	12,940,342	USD	1,918,224	34,924	—
RBC Capital Markets	9/5/2023	DKK	67,596,600	USD	10,020,546	182,729	—
Goldman Sachs & Co.	9/5/2023	EUR	103,966,800	USD	114,814,384	2,050,781	—
Goldman Sachs & Co.	9/5/2023	EUR	2,854,000	USD	3,151,755	56,273	—
JP Morgan & Chase Co.	9/5/2023	EUR	1,818,523	USD	2,008,262	35,871	—
JP Morgan & Chase Co.	9/5/2023	EUR	5,097,100	USD	5,584,636	56,262	—
RBC Capital Markets	9/5/2023	EUR	104,588,873	USD	115,501,048	2,062,737	—
Goldman Sachs & Co.	9/5/2023	GBP	1,090,000	USD	1,402,657	21,811	—
JP Morgan & Chase Co.	9/5/2023	GBP	1,914,900	USD	2,435,059	9,205	—
RBC Capital Markets	9/5/2023	GBP	79,812,224	USD	102,706,760	1,598,189	—
Goldman Sachs & Co.	9/5/2023	NOK	46,718,991	USD	4,623,566	228,561	—
RBC Capital Markets	9/5/2023	NOK	1,116,800	USD	108,744	3,683	—
Goldman Sachs & Co.	9/5/2023	SEK	5,622,700	USD	525,581	11,896	—
RBC Capital Markets	9/5/2023	SEK	2,115,000	USD	201,614	8,389	—
RBC Capital Markets	9/5/2023	SEK	236,261,186	USD	22,521,764	937,119	—
RBC Capital Markets	9/5/2023	USD	72,178,136	CHF	63,751,339	30,995	—
Goldman Sachs & Co.	9/5/2023	USD	8,474,971	DKK	58,197,200	—	(5,116)
Goldman Sachs & Co.	9/5/2023	USD	388,236	DKK	2,619,000	—	(7,074)
JP Morgan & Chase Co.	9/5/2023	USD	2,367,389	DKK	16,256,742	—	(1,429)
RBC Capital Markets	9/5/2023	USD	9,843,759	DKK	67,596,600	—	(5,942)
RBC Capital Markets	9/5/2023	USD	236,959,360	EUR	218,325,296	—	(161,199)
RBC Capital Markets	9/5/2023	USD	1,024,337	GBP	796,000	—	(15,939)
RBC Capital Markets	9/5/2023	USD	103,933,067	GBP	82,021,124	—	(26,194)
Goldman Sachs & Co.	9/5/2023	USD	4,392,059	NOK	46,718,991	2,946	—
RBC Capital Markets	9/5/2023	USD	104,991	NOK	1,116,800	70	—
Goldman Sachs & Co.	9/5/2023	USD	224,997	SEK	2,463,700	84	—
Goldman Sachs & Co.	9/5/2023	USD	301,141	SEK	3,159,000	—	(12,537)
RBC Capital Markets	9/5/2023	USD	21,769,714	SEK	238,376,186	8,156	—
RBC Capital Markets	10/3/2023	CHF	63,751,339	USD	72,397,563	—	(31,906)
Goldman Sachs & Co.	10/3/2023	DKK	58,197,200	USD	8,488,692	4,965	—
JP Morgan & Chase Co.	10/3/2023	DKK	13,978,000	USD	2,038,802	1,152	—
JP Morgan & Chase Co.	10/3/2023	DKK	16,256,742	USD	2,371,132	1,297	—
RBC Capital Markets	10/3/2023	DKK	67,596,600	USD	9,859,696	5,767	—
RBC Capital Markets	10/3/2023	EUR	218,325,296	USD	237,278,333	158,854	—
RBC Capital Markets	10/3/2023	GBP	82,021,124	USD	103,946,519	27,218	—
Goldman Sachs & Co.	10/3/2023	NOK	46,718,991	USD	4,395,982	—	(2,864)
RBC Capital Markets	10/3/2023	NOK	1,116,800	USD	105,084	—	(68)
RBC Capital Markets	10/3/2023	NOK	1,370,000	USD	128,906	—	(87)
Goldman Sachs & Co.	10/3/2023	SEK	2,463,700	USD	225,306	—	(85)
RBC Capital Markets	10/3/2023	SEK	238,376,186	USD	21,799,576	—	(8,184)
Goldman Sachs & Co.	10/3/2023	USD	1,351,417	CHF	1,190,000	571	—
Goldman Sachs & Co.	10/3/2023	USD	3,762,626	EUR	3,462,000	—	(2,605)
Goldman Sachs & Co.	10/3/2023	USD	1,402,944	GBP	1,107,000	—	(395)
Goldman Sachs & Co.	10/3/2023	USD	922,698	SEK	10,089,000	290	—

Total unrealized appreciation (depreciation)						$9,282,699	$(281,624)

b	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to foreign exchange contracts risk exposure as of August 31, 2023.

Currency Abbreviations

CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	Pound Sterling
NOK	Norwegian Krone
SEK	Swedish Krona
USD	U.S. Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2023 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$448,356,824	$—	$—	$448,356,824
Preferred Stocks	3,406,981	—	—	3,406,981
Rights	7,237	—	—	7,237
Warrants	46,760	—	—	46,760
Short-Term Investments(a)	2,458,648	—	—	2,458,648
Derivatives(b)
Forward Foreign Currency Contracts	—	9,282,699	—	9,282,699
Futures Contracts	6,503	—	—	6,503

TOTAL	$454,282,953	$9,282,699	$—	$463,565,652

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives(b)
Forward Foreign Currency Contracts	$—	$(281,624)	$—	$(281,624)
Futures Contracts	(62,094)	–	—	(62,094)

TOTAL	$(62,094)	$(281,624)	$—	$(343,718)

(a)	See Schedule of Investments for additional detailed categorizations.
(b)	Derivatives include unrealized appreciation (depreciation) on open futures contracts and forward foreign currency contracts.

OBTAIN A FUND PROSPECTUS

To obtain a summary prospectus, or prospectus, download one from www.Xtrackers.com, talk to your financial representative or call (855) 329-3837. Investing involves risk, including the possible loss of principal. We advise you to carefully consider the product’s objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest. Xtrackers ETFs (“ETFs”) are managed by DBX Advisors LLC (the “Adviser”), and distributed by ALPS Distributors, Inc. (“ALPS”). The Adviser is a subsidiary of DWS Group GmbH & Co. KGaA, and is not affiliated with ALPS. Shares are not individually redeemable, and owners of Shares may acquire those Shares from the Fund, or tender such Shares for redemption to the Fund, in Creation Units only.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.

NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE

DBEU-PH1

R-089711-1 (5/24) DBX005195 (5/24)